Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Dates
31-Jan-2025
Actual/360 Days
34
30/360 Days
30
18-Feb-2025
15-Feb-2025
Collection Period No.
25
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Jan-2025
13-Feb-2025
14-Feb-2025
18-Feb-2025
15-Jan-2025
15-Jan-2025
Summary
Beginning
Balance
0.00
0.00
496,673,482.50
118,600,000.00
Principal
Payment
0.00
0.00
36,868,886.99
0.00
Ending
Balance
0.00
0.00
459,804,595.51
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
56.074353
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.000000
0.699323
1.000000
615,273,482.50
578,404,595.51
36,868,886.99
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
663,199,189.99
64,007,192.85
727,206,382.84
47,925,707.49
626,330,303.00
60,223,560.72
686,553,863.72
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest
Payment
0.00
0.00
1,866,664.51
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
2.839033
3.591667
Interest & Principal
Payment
0.00
0.00
38,735,551.50
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
58.913386
3.591667
$39,161,523.17
T
otal
$2,292,636.18

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
43,421,647.86
0.00
43,421,647.86
37,956,335.34
3,180,093.87
827,366.30
1,259,516.67
45,504.54
0.00
152,831.14
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
606,005.32
0.00
0.00
2,292,636.18
0.00
0.00
36,868,886.99
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
43,421,647.86
3,654,119.37
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
606,005.32
0.00
0.00
0.00
606,005.32
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
2,292,636.18
0.00
0.00
1,866,664.51
425,971.67
0.00
0.00
0.00
0.00
0.00
2,292,636.18
0.00
0.00
1,866,664.51
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,292,636.18
2,292,636.18
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
36,868,886.99
0.00
0.00
0.00
36,868,886.99
Aggregate Principal Distributabl
e
Amount
36,868,886.99
36,868,886.99
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,267.10
136,564.04
152,831.14
4,792,570.75
0.00
16,267.10
16,267.10
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Pool Statistics
Pool Data
5.13%
32.16
37.74
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
727,206,382.84
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
686,553,863.72
29,318
30,258
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
23,877,682.43
14,078,652.91
45,248.62
2,650,935.16
Pool Factor
32.42%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
29,318
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
97.81%
1.40%
0.59%
0.20%
100.00%
671,518,045.37
9,579,996.46
4,062,390.44
1,393,431.45
686,553,863.72
28,927
266
96
29
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.795%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
15,220.76
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.309%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
28,660,685.98
636,931.10
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
88
1,883
Losses
(1)
Amount
2,650,935.16
814,790.55
1,199,213.51
Number of Receivables
Number of Receivables
Amount
72,324,172.73
24,887,416.75
18,776,070.00
Current
Cumulative
1.353%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.081%
Prior Collection Period
1.365 % Second Prior
Collection
Period
1.239
%
Third
Prior
Collection
Period
1.551%